FINANCIAL RISK MANAGEMENT - Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets			S/ 164,228,539
Financial liabilities			S/ 139,747,905
Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 148,524,252	S/ 141,215,322
Financial liabilities, at fair value	149,160,417	142,653,850
Financial assets	148,104,567	141,217,038
Financial liabilities	148,277,500	142,110,522
Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	112,005,385	104,551,310
Financial liabilities	112,005,385	104,551,310
Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	7,678,016	9,415,357
Financial liabilities	7,678,016	9,415,357
Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	9,032,177	8,520,401
Financial liabilities	8,841,732	8,448,140
Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	535,222	967,968
Financial liabilities	535,222	967,968
Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	216,734	291,693
Financial liabilities	216,734	291,693
Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	847,504	0
Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	15,638,835	15,928,607
Financial liabilities	14,946,363	15,457,540
Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,206,544	2,978,514
Financial liabilities	3,206,544	2,978,514
Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	25,986,762	22,168,516
Financial assets	25,986,762	22,168,516
Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,288,524	4,082,942
Financial assets	4,288,524	4,082,942
Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	110,485,717	105,806,998
Financial assets	110,485,717	105,806,998
Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	838,731	887,273
Financial assets	838,731	887,273
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	791,704	842,043
Financial assets	791,704	842,043
Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,700,861	2,306,460
Financial assets	1,700,861	2,306,460
Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	3,896,731	4,153,122
Financial assets	3,477,046	4,154,838
Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	535,222	967,968
Financial assets	535,222	967,968
Level 1 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	3,772,509	3,815,301
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	3,772,509	3,815,301
Level 1 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	144,751,743	137,400,021
Financial liabilities, at fair value	149,160,417	142,653,850
Level 2 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	112,005,385	104,551,310
Level 2 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	7,678,016	9,415,357
Level 2 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	9,032,177	8,520,401
Level 2 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	535,222	967,968
Level 2 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	216,734	291,693
Level 2 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	847,504	0
Level 2 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	15,638,835	15,928,607
Level 2 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,206,544	2,978,514
Level 2 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	25,986,762	22,168,516
Level 2 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,288,524	4,082,942
Level 2 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	110,485,717	105,806,998
Level 2 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	838,731	887,273
Level 2 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	791,704	842,043
Level 2 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,700,861	2,306,460
Level 2 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	124,222	337,821
Level 2 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	535,222	967,968
Level 3 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Lease liabilities [member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Investments at Amortized Cost [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Due from Customers on Acceptances [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 0	S/ 0